PostEmployment Benefit Obligations (Details 4)	Dec. 31, 2023	Dec. 31, 2022
PostEmployment Benefit Obligations (Details)
Discount rate (expense)	5.00%	2.75%
Discount rate (year end disclosures)	4.75%	5.00%
Future salary increases (salaried plan only)	5.00%	5.00%